DIREXION DAILY ENERGY BEAR 1X SHARES (ERYY)

DIREXION DAILY FINANCIAL BEAR 1X SHARES (FAZZ)

DIREXION DAILY TECHNOLOGY BEAR 1X SHARES (TECZ)

DIREXION DAILY S&P BIOTECH BEAR 1X SHARES (LABS)

DIREXION DAILY CONSUMER STAPLES BEAR 1X SHARES (SPLZ)

DIREXION DAILY UTILITIES BEAR 1X SHARES (UTLZ)

DIREXION DAILY MSCI EUROPEAN FINANCIALS BEAR 1X SHARES (EUFS)

DIREXION DAILY GOLD MINERS INDEX BEAR 1X SHARES (MELT)

EACH A SERIES OF THE DIREXION SHARES ETF TRUST

Supplement dated September 1, 2017

to the Summary Prospectuses, Prospectus and

the Statement of Additional Information (“SAI”) dated February 28, 2017,

as last supplemented April 20, 2017

Shares of the Direxion Daily Energy Bear 1X Shares, Direxion Daily Financial Bear 1X Shares, Direxion Daily Technology Bear 1X Shares, Direxion Daily S&P Biotech Bear 1X Shares, Direxion Daily Consumer Staples Bear 1X Shares, Direxion Daily Utilities Bear 1X Shares, Direxion Daily MSCI European Financials Bear 1X Shares and the Direxion Daily Gold Miners Index Bear 1X Shares (each a “Fund” and collectively, the “Funds”), will cease trading on the NYSE Arca, Inc. (“NYSE”) and will be closed to purchase by investors as of the close of regular trading on the NYSE on September 25, 2017 (the “Closing Date”). The Funds will not accept purchase orders after the Closing Date.

Shareholders may sell their holdings in each Fund prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from September 26, 2017, through October 2, 2017 (the “Liquidation Date”), shareholders may only be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for the Funds’ shares during this time period. Between the Closing Date and the Liquidation Date, the Funds will be in the process of closing down and liquidating their portfolios. This process will result in each Fund increasing its cash holdings and, as a consequence, not tracking its underlying index.

On or about the Liquidation Date, the Funds will liquidate their assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed or exchanged their shares. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. As calculated on the Liquidation Date, each Fund’s net asset value will reflect the costs of closing the Fund. Once the distributions are complete, the Funds will terminate.

Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser, informed the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust of its view that the Funds could not continue to conduct their business and operations in an economically efficient manner over the long term due to the Funds’ inability to attract sufficient investment assets to maintain a competitive operating structure, thereby hindering their ability to operate efficiently, and recommended the Funds’ closure and liquidation to the Board. The Board determined, after considering Rafferty’s recommendation, that it is in the best interests of each Fund and its shareholders to liquidate and terminate the Funds as described above.

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For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

DIREXION DAILY CYBER SECURITY & IT BULL 2X SHARES (HAKK)

DIREXION DAILY SILVER MINERS INDEX BEAR 2X SHARES (DULL)

EACH A SERIES OF THE DIREXION SHARES ETF TRUST

Supplement dated September 1, 2017

to the Summary Prospectuses, Prospectus and

the Statement of Additional Information (“SAI”) dated February 28, 2017,

as last supplemented April 20, 2017

Shares of the Direxion Daily Cyber Security & IT Bull 2X Shares and the Direxion Daily Silver Miners Index Bear 2X Shares (each a “Fund” and collectively, the “Funds”), will cease trading on the NYSE Arca, Inc. (“NYSE”) and will be closed to purchase by investors as of the close of regular trading on the NYSE on September 25, 2017 (the “Closing Date”). The Funds will not accept purchase orders after the Closing Date.

Shareholders may sell their holdings in each Fund prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from September 26, 2017, through October 2, 2017 (the “Liquidation Date”), shareholders may only be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for the Funds’ shares during this time period. Between the Closing Date and the Liquidation Date, the Funds will be in the process of closing down and liquidating their portfolios. This process will result in each Fund increasing its cash holdings and, as a consequence, not tracking its underlying index.

On or about the Liquidation Date, the Funds will liquidate their assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed or exchanged their shares. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. As calculated on the Liquidation Date, each Fund’s net asset value will reflect the costs of closing the Fund. Once the distributions are complete, the Funds will terminate.

Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser, informed the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust of its view that the Funds could not continue to conduct their business and operations in an economically efficient manner over the long term due to the Funds’ inability to attract sufficient investment assets to maintain a competitive operating structure, thereby hindering their ability to operate efficiently, and recommended the Funds’ closure and liquidation to the Board. The Board determined, after considering Rafferty’s recommendation, that it is in the best interests of each Fund and its shareholders to liquidate and terminate the Funds as described above.

*          *          *          *          *

For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

DIREXION DAILY HEALTHCARE BEAR 3X SHARES (SICK)

DIREXION DAILY HOMEBUILDERS & SUPPLIES BEAR 3X SHARES (CLAW)

EACH A SERIES OF THE DIREXION SHARES ETF TRUST

Supplement dated September 1, 2017

to the Summary Prospectuses, Prospectus and

the Statement of Additional Information (“SAI”) dated February 28, 2017,

as last supplemented April 21, 2017

Shares of the Direxion Daily Healthcare Bear 3X Shares and the Direxion Daily Homebuilders & Supplies Bear 3X Shares (each a “Fund” and collectively, the “Funds”), will cease trading on the NYSE Arca, Inc. (“NYSE”) and will be closed to purchase by investors as of the close of regular trading on the NYSE on September 25, 2017 (the “Closing Date”). The Funds will not accept purchase orders after the Closing Date.

Shareholders may sell their holdings in each Fund prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from September 26, 2017, through October 2, 2017 (the “Liquidation Date”), shareholders may only be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for the Funds’ shares during this time period. Between the Closing Date and the Liquidation Date, the Funds will be in the process of closing down and liquidating their portfolios. This process will result in each Fund increasing its cash holdings and, as a consequence, not tracking its underlying index.

On or about the Liquidation Date, the Funds will liquidate their assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed or exchanged their shares. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. As calculated on the Liquidation Date, each Fund’s net asset value will reflect the costs of closing the Fund. Once the distributions are complete, the Funds will terminate.

Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser, informed the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust of its view that the Funds could not continue to conduct their business and operations in an economically efficient manner over the long term due to the Funds’ inability to attract sufficient investment assets to maintain a competitive operating structure, thereby hindering their ability to operate efficiently, and recommended the Funds’ closure and liquidation to the Board. The Board determined, after considering Rafferty’s recommendation, that it is in the best interests of each Fund and its shareholders to liquidate and terminate the Funds as described above.

*          *          *          *          *

For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.